Convertible Notes and Warrants: Convertible Debt (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Tables/Schedules
Convertible Debt

	For the six months ended September 30, 2014		For the year ended March 31, 2014
	Convertible Notes	Accrued Interest	Convertible Notes	Accrued Interest
Balance, beginning of period	$1,262,441	$252,304	$442,750	$208,088
Conversion to common stock	(1,262,411)	(252,304)	(114,057)	-
Reclassified from Convertible Notes at Fair Value	-	-	933,748	-
Accrued interest	-	-	-	44,216
Balance, end of period	-	-	$1,262,441	$252,304

	For the year ended March 31, 2014		For the year ended March 31, 2013
	Convertible Notes	Accrued Interest	Convertible Notes	Accrued Interest
Balance, beginning of period	$442,750	$208,088	$446,750	$163,998
Conversion to common stock	(114,057)	-	-	-
Reclassified from Convertible Notes at Fair Value	933,748	-	-	-
Accrued interest	-	44,216	-	44,090
Balance, end of period	$1,262,441	$252,304	$442,750	$208,088